Warrant and Option Liability and Beneficial Conversion Features	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
Warrant and Option Liability and Beneficial Conversion Features

In prior years, the Company issued warrants as part of debt issuances, stock issuances, and services.  The warrants and options qualified as derivative instruments as there were insufficient authorized common shares. In addition, the Company issued certain convertible promissory notes. Because there were insufficient authorized shares to fulfill all potential conversions, the Company classified all embedded conversion options as liabilities.

In March, 2010, the Company received shareholder approval to increase the authorized number of commons shares which had the effect of eliminating the warrant and option liability and the beneficial conversion features liability.

The Company recognized a gain on the fair value of the warrant and option liability of $4,359,957 for the year ended September 30, 2010 and recognized a gain on the change in fair value of the beneficial conversion liability of $959,985 for the year ended September 30, 2010.